Commitments and Contingencies (Product Warranties) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies
Balance at beginning of year	¥ 56,957	¥ 60,449	¥ 73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)
Balance at end of year	¥ 55,329	¥ 56,957	¥ 60,449